Investment - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Balance sheet data:
Current assets	¥ 2,946,861		¥ 3,993,400		$ 451,626
Non-current assets	2,666,622		3,018,344		408,678
Current liabilities	1,572,317		1,745,119		240,968
Non-current liabilities	252,774		272,078		38,739
Operating data:
Gross profit	1,077,267	$ 165,098	2,345,763	¥ 3,441,072
Net income (loss)	411,157	63,012	(373,591)	1,152,723
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Balance sheet data:
Current assets	452,904		469,712		69,411
Non-current assets	1,072,284		862,552		164,335
Current liabilities	220,499		280,790		33,793
Non-current liabilities	7,771		15,610		1,191
Redeemable preferred shares	875,199		870,001		$ 134,130
Operating data:
Revenues	944,974	144,824	970,017	24,073
Gross profit	307,531	47,131	223,883	12,830
Operating income (loss)	109,456	16,775	(66,751)	29,066
Net income (loss)	¥ 115,962	$ 17,772	¥ (78,146)	¥ 25,301